BORROWINGS - Long-term narrative (Details) ¥ in Thousands, € in Millions	1 Months Ended									3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Aug. 31, 2020	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 EUR (€)
BORROWINGS
Term of loan agreement												1 year		1 year
Long-term financings associated with failed sale-leaseback transactions												¥ 15,125,251
Loans payable to bank			¥ 590,013									3,329,075		¥ 590,013
Loans payable to bank, current			99,256									969,811		99,256
Short-term borrowings			13,339,367									12,419,170	[1]	13,339,367
Government Background Companies
BORROWINGS
Capital injections										¥ 846,000
Jinko Chuzhou
BORROWINGS
Term of loan agreement					5 years	5 years
Interest-free half-year loan					¥ 100,000	¥ 150,000
Interest rate					4.35%	4.35%
Long-term financings associated with failed sale-leaseback transactions												1,633,000
Net book value collateralized			1,025,000									701,000		1,025,000
Ownership interest held									45.00%
Fixed annual return (as a percent)							4.35%
Equity interest that will be repurchased (as a percent)							45.00%
Noncontrolling interest derecognized											¥ 859,000
New loan liabilities at fair value											846,000
Jinko Yiwu
BORROWINGS
Long-term financings associated with failed sale-leaseback transactions			757,000									754,000		¥ 757,000
Fixed annual return (as a percent)							6.00%
Equity interest that will be repurchased (as a percent)							45.00%
Noncontrolling interest derecognized											779,000
New loan liabilities at fair value											¥ 818,000
Jinko Yiwu | Government Background Companies
BORROWINGS
Capital injections												¥ 765,000
Jinko ShangRao | Government Background Companies
BORROWINGS
Term of loan agreement														5 years
Interest-free half-year loan			98,000											¥ 98,000
Interest rate												10.00%					10.00%
Net book value collateralized			¥ 2,017,000									¥ 2,059,000		¥ 2,017,000
Carrying value of the loan												0
Capital injections				¥ 50,000	¥ 150,000				¥ 4,500,000
Fixed annual return (as a percent)			4.90%	5.18%	5.18%	5.18%								4.90%
Long term Borrowings With Embedded Warrants
BORROWINGS
Long-term financings associated with failed sale-leaseback transactions												1,099,000
Financings associated with failed sale lease back transactions
BORROWINGS
Long-term financings associated with failed sale-leaseback transactions			¥ 2,756,452									2,595,686		¥ 2,756,452
Current portion of debt			1,272,284									1,132,645		1,272,284
Carrying amount of solar project sold			2,630,000									1,761,000		2,630,000
Cash consideration received on sale of solar project												1,768,000		¥ 3,334,000
Financings associated with failed sale lease back transactions | Minimum
BORROWINGS
Lease term														1 year
Financings associated with failed sale lease back transactions | Maximum
BORROWINGS
Lease term														6 years
Loan agreement with The Export-Import Bank of China [Member]
BORROWINGS
Interest-free half-year loan | €																	€ 28
Other long term borrowings
BORROWINGS
Long-term financings associated with failed sale-leaseback transactions			7,921,530									9,200,490		¥ 7,921,530
Rui Xu's Loan Agreement With Government Background Company
BORROWINGS
Term of loan agreement				5 years	5 years
Interest-free half-year loan				¥ 20,000	¥ 20,000
Interest rate				5.05%	5.05%
Net book value collateralized												40,000
Loan Agreement With Ping An International Financial Leasing Co., Ltd
BORROWINGS
Term of loan agreement								2 years
Interest-free half-year loan								¥ 49,263,000
Loan Agreement with Deutsche Bank Co.,LTD
BORROWINGS
Term of loan agreement														3 years
Loan Agreement With Haining Jinko
BORROWINGS
Term of loan agreement	5 years					5 years
Interest-free half-year loan	¥ 1,000,000					¥ 690,000
Interest rate	5.06%					10.00%
Net book value collateralized			690,000									¥ 591,000		¥ 690,000
Loan Agreement With Anhui Jinko
BORROWINGS
Term of loan agreement				6 years								6 years
Interest-free half-year loan				¥ 455,000
Interest rate				5.58%
Long-term financings associated with failed sale-leaseback transactions												¥ 215,000
Net book value collateralized			¥ 434,000									465,000		434,000
Loan Agreement With Yushan Jinko
BORROWINGS
Term of loan agreement		6 years	6 years	6 years
Interest-free half-year loan		¥ 100,000	¥ 100,000	¥ 200,000										¥ 100,000
Interest rate		4.90%	4.90%	4.90%										4.90%
Long-term financings associated with failed sale-leaseback transactions												100,000
Net book value collateralized			¥ 287,000									¥ 278,000		¥ 287,000
5-year loan agreements with Industrial Bank Co.,LTD
BORROWINGS
Term of loan agreement												5 years
Interest-free half-year loan												¥ 190,000
Interest rate												4.30%					4.30%
Long-term financings associated with failed sale-leaseback transactions												¥ 138,000
Balance due on first year												5,000			¥ 26,000
Balance due on second year												18,000
5-year loan agreements with Industrial Bank Co.,LTD, one
BORROWINGS
Term of loan agreement														5 years
Interest-free half-year loan			¥ 100,000									¥ 25,000		¥ 100,000
Interest rate			5.30%									4.80%		5.30%			4.80%
Long-term financings associated with failed sale-leaseback transactions			¥ 119,000									¥ 81,000		¥ 119,000
5-year loan agreements with Industrial Bank Co.,LTD, two
BORROWINGS
Term of loan agreement												5 years
Interest-free half-year loan			¥ 19,000									¥ 92,000		¥ 19,000
Interest rate			5.30%									4.60%		5.30%			4.60%
Long-term financings associated with failed sale-leaseback transactions												¥ 190,000
5-year loan agreements with Industrial Bank Co.,LTD, three
BORROWINGS
Interest-free half-year loan												¥ 21,000
Interest rate												4.60%					4.60%
3-year loan agreement with Industrial Bank Co. Ltd
BORROWINGS
Term of loan agreement												3 years
Interest rate												4.10%					4.10%
Long-term financings associated with failed sale-leaseback transactions												¥ 149,000
Revolving loan facility
BORROWINGS
Long-term financings associated with failed sale-leaseback transactions												397,000
Balance due on first year												27,000				¥ 27,000
Maximum aggregate principal amount												2,400,000
Amount drew down												¥ 397,000
3-year loan agreement with Bank of Shanghai Co.,Ltd
BORROWINGS
Term of loan agreement												3 years
Interest-free half-year loan												¥ 100,000
Interest rate												3.65%					3.65%
Long-term financings associated with failed sale-leaseback transactions												¥ 100,000
Net book value collateralized												¥ 10,000
3-year loan agreement with China Construction Bank
BORROWINGS
Term of loan agreement												3 years
Interest-free half-year loan												¥ 80,000
Interest rate												4.10%					4.10%
3-year loan agreement with Industrial Bank Co.,LTD
BORROWINGS
Term of loan agreement												3 years
Interest-free half-year loan												¥ 150,000
Interest rate												4.10%					4.10%
Long-term financings associated with failed sale-leaseback transactions												¥ 400,000
Balance due on first year												60
3-year loan agreement with Industrial Bank Co.,LTD | Land Use Rights
BORROWINGS
Net book value collateralized												38,000
3-year loan agreement with Industrial Bank Co.,LTD | Buildings
BORROWINGS
Net book value collateralized												366,000
3-year loan agreement with Industrial Bank Co.,LTD, one
BORROWINGS
Interest-free half-year loan												100,000
3-year loan agreement with Industrial Bank Co.,LTD, two
BORROWINGS
Interest-free half-year loan												100,000
3-year loan agreement with Industrial Bank Co.,LTD, three
BORROWINGS
Interest-free half-year loan												¥ 200,000
3-year loan agreement with China Everbright Bank
BORROWINGS
Term of loan agreement												3 years
Interest-free half-year loan												¥ 50,000
Interest rate												3.65%					3.65%
Long-term financings associated with failed sale-leaseback transactions												¥ 50,000
Balance due on first year												¥ 500
3-year loan agreement with Hua Xia Bank
BORROWINGS
Term of loan agreement												3 years
Interest-free half-year loan												¥ 70,000
Interest rate												3.40%					3.40%
Long-term financings associated with failed sale-leaseback transactions												¥ 70,000
Balance due on first year												¥ 10,000
5-year loan agreement with Fudian Bank
BORROWINGS
Term of loan agreement												5 years
Interest-free half-year loan												¥ 17,000
Interest rate												5.10%					5.10%
Long-term financings associated with failed sale-leaseback transactions												¥ 16,000
Balance due on first year												¥ 3,000
2-year loan agreement with China Everbright Bank
BORROWINGS
Term of loan agreement												2 years
Interest-free half-year loan												¥ 50,000
Interest rate												3.50%					3.50%
4-year loan agreement with China CITIC Bank
BORROWINGS
Term of loan agreement												4 years
Interest-free half-year loan												¥ 164,000
Interest rate												3.65%					3.65%
Long-term financings associated with failed sale-leaseback transactions												¥ 160,000
Balance due on first year												¥ 4,000

[1]	RMB120 million collateralized on the account receivables and inventories of the Group, RMB528 million collateralized on the Group’s certain building and equipment, including RMB329 million which were also collateralized on the Group’s certain land use rights, RMB95 million were also collateralized on the Group’s certain land use rights and inventories.